Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 15, 2007
Class of Stock [Line Items]
Dividend declared date	Nov. 17, 2009
Dividend payable, record date	Nov. 27, 2009
Common stock, par value	$ 0.001	$ 0.001
Proportion of preferred stock in common stock	1/1000th
Preferred stock price per share	$ 100.00
Rights expiry date	November 17, 2012
Beneficial ownership threshold	20.00%
Percent of assets sold to acquiring entity, threshold for discounted share purchase	50.00%
Rate of discounted share purchase	50.00%
Number of shares authorized to be repurchase			400,000
Remaining authorized repurchase amount	$ 2,471
Treasury stock, shares	33,722,000	33,410,000
Treasury stock, at cost	$ 1,058,282,000	$ 1,054,192,000
Series I Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value per share	$ 0.001